Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deferred costs	[1]	$ 683		$ 783,798
Deferred offering costs
Other receivables		109,100		36,559
Total		109,783		820,357
Allowance for credit losses		(13,791)	[2]	(14,930)	[2]	$ (27,887)
Total prepaid expenses and other current assets		$ 95,992		$ 805,427

[1]	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.
[2]	The Company recorded bad debt expenses of $27,887, negative $12,407, and nil for other receivables for the fiscal years ended June 30, 2021, 2022, and 2023, respectively.